Capital management (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Capital Management
Average payment	2.00%
Balance of electronic coins issued	2.00%
Regulatory capital position	$ 428,067	$ 4,435
Capital ratio	44.62%
Minimum requirement	10.50%